Condensed Consolidated Statements of Changes in Redeemable Preferred Units and Members' Equity - USD ($)	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock [Member]	Series A1 Preferred Stock [Member]	Previously Reported [Member]	Previously Reported [Member] Series B Preferred Stock [Member]	Previously Reported [Member] Series C Preferred Stock [Member]	Previously Reported [Member] Series A Preferred Stock [Member]	Previously Reported [Member] Series A1 Preferred Stock [Member]	Revision of Prior Period, Adjustment [Member]	TPG Pace Tech Opportunities Corp [Member]	TPG Pace Tech Opportunities Corp [Member] Common Class A [Member]	TPG Pace Tech Opportunities Corp [Member] Common Class F [Member]	TPG Pace Tech Opportunities Corp [Member] Previously Reported [Member]	TPG Pace Tech Opportunities Corp [Member] Revision of Prior Period, Adjustment [Member]	TPG Pace Tech Opportunities Corp [Member] Class F Ordinary Shares Forfeited On October Two Two Thousand Twenty [Member]	TPG Pace Tech Opportunities Corp [Member] Class F Ordinary Shares Forfeited On October Two Two Thousand Twenty [Member] Common Class F [Member]	TPG Pace Tech Opportunities Corp [Member] Class F Ordinary Shares Forfeited On November Twenty Two Thousand Twenty [Member]	TPG Pace Tech Opportunities Corp [Member] Class F Ordinary Shares Forfeited On November Twenty Two Thousand Twenty [Member] Common Class F [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Previously Reported [Member]	Additional paid-in capital [Member] TPG Pace Tech Opportunities Corp [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] Previously Reported [Member]	Accumulated deficit [Member] Revision of Prior Period, Adjustment [Member]	Accumulated deficit [Member] TPG Pace Tech Opportunities Corp [Member]	Accumulated other comprehensive income [Member]	Accumulated other comprehensive income [Member] Previously Reported [Member]	Preferred Stock [Member] TPG Pace Tech Opportunities Corp [Member]
Beginning Balance at Dec. 31, 2017	$ 30,141,000	$ 109,542,000	$ 48,964,000	$ 3,309,000	$ 3,398,000																$ 86,000		$ 1,951,000			$ (137,414,000)				$ 305,000
Beginning Balance (in Shares) at Dec. 31, 2017		40,539,397	18,185,918	7,906,980	7,822,681																85,564,605
Capital contribution	1,083,000		$ 1,083,000
Capital contribution (in shares)			400,705
Settlement redemption	(50,000)	$ (50,000)
Settlement redemption (in shares)		(40,098)
Stock-based compensation	1,405,000																						1,405,000
Foreign currency translation	(270,000)																													(270,000)
Net loss	(25,377,000)																									(25,377,000)
Net income (loss) attributable to ordinary shares	(25,955,000)
Ending Balance at Dec. 31, 2018	23,699,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000	$ 6,932,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000	$ 16,767,000										$ 86,000	$ 86,000	3,356,000	$ 3,356,000		(146,024,000)	$ (162,791,000)	$ 16,767,000		35,000	$ 35,000
Ending Balance (in shares) at Dec. 31, 2018		40,499,299	18,586,623	7,906,980	7,822,681		40,499,299	18,586,623	7,906,980	7,822,681											85,564,605	86,564,605
Stock-based compensation	1,747,000																						1,747,000
Foreign currency translation	141,000																													141,000
Net loss	(22,439,000)																									(22,439,000)
Net income (loss) attributable to ordinary shares	(23,017,000)
Ending Balance at Dec. 31, 2019	3,148,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							$ 16,506	$ 0	$ 2,000							$ 86,000		5,103,000		$ 23,000	(168,463,000)			$ (8,494)	176,000		$ 0
Ending Balance (in shares) at Dec. 31, 2019		40,499,299	18,586,623	7,906,980	7,822,681								0	20,000,000							85,564,605											0
Beginning Balance at Jul. 10, 2019												0	$ 0	$ 0											0				0			$ 0
Beginning Balance (in Shares) at Jul. 10, 2019													0	0																		0
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share												25,000		$ 2,000											23,000
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share (in shares)														20,000,000
Net income (loss) attributable to ordinary shares												(8,494)																	(8,494)
Ending Balance at Dec. 31, 2019	3,148,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							16,506	$ 0	$ 2,000							$ 86,000		5,103,000		23,000	(168,463,000)			(8,494)	176,000		$ 0
Ending Balance (in shares) at Dec. 31, 2019		40,499,299	18,586,623	7,906,980	7,822,681								0	20,000,000							85,564,605											0
Net income (loss) attributable to ordinary shares												0													0				0
Ending Balance at Mar. 31, 2020	(4,721,000)	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							16,506		$ 2,000							$ 86,000		5,499,000		23,000	(176,461,000)			(8,494)	(91,000)
Ending Balance (in shares) at Mar. 31, 2020		40,499,299	18,586,623	7,906,980	7,822,681									20,000,000							85,564,605
Beginning Balance at Dec. 31, 2019	3,148,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							16,506	$ 0	$ 2,000							$ 86,000		5,103,000		23,000	(168,463,000)			(8,494)	176,000		$ 0
Beginning Balance (in Shares) at Dec. 31, 2019		40,499,299	18,586,623	7,906,980	7,822,681								0	20,000,000							85,564,605											0
Stock-based compensation	790,000																						790,000
Foreign currency translation	(277,000)																													(277,000)
Net loss	(12,099,000)																									(12,099,000)
Net income (loss) attributable to ordinary shares	(12,389,000)											(868)
Ending Balance at Jun. 30, 2020	(8,438,000)	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							15,638	$ 0	$ 2,000							$ 86,000		5,893,000		23,000	(180,562,000)			(9,362)	(101,000)		$ 0
Ending Balance (in shares) at Jun. 30, 2020		40,499,299	18,586,623	7,906,980	7,822,681									20,000,000							85,564,605
Beginning Balance at Dec. 31, 2019	3,148,000	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							16,506	$ 0	$ 2,000							$ 86,000		5,103,000		23,000	(168,463,000)			(8,494)	176,000		$ 0
Beginning Balance (in Shares) at Dec. 31, 2019		40,499,299	18,586,623	7,906,980	7,822,681								0	20,000,000							85,564,605											0
Stock-based compensation	1,730,000																						1,730,000
Foreign currency translation	120,000																													120,000
Redeemable Preferred Unit accretion		$ 150,146,000	$ 69,111,000																							(219,257,000)
Class F ordinary shares forfeited by Sponsor																	$ (706)	$ (706)	$ (169)	$ (169)
Class F ordinary shares forfeited by Sponsor (in shares)																		(7,062,500)		(1,687,500)
Net loss	(24,663,000)																									(24,663,000)
Net income (loss) attributable to ordinary shares	(244,498,000)											(33,316,784)	$ (26,653,427)	$ (6,663,357)	$ (637,366)	$ (32,679,418)													(33,316,784)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value												(41,707,437)													(23,000)				(41,684,437)
Ending Balance at Dec. 31, 2020	(19,665,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(75,008,590)	$ 0	$ 1,125	5,000,004	(80,008,594)					$ 86,000		6,833,000		0	(412,383,000)			(75,009,715)	296,000		$ 0
Ending Balance (in shares) at Dec. 31, 2020		40,499,299	18,586,623	7,906,980	7,822,681								0	11,250,000							85,564,605											0
Beginning Balance at Mar. 31, 2020	(4,721,000)	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							16,506		$ 2,000							$ 86,000		5,499,000		23,000	(176,461,000)			(8,494)	(91,000)
Beginning Balance (in Shares) at Mar. 31, 2020		40,499,299	18,586,623	7,906,980	7,822,681									20,000,000							85,564,605
Stock-based compensation	394,000																						394,000
Foreign currency translation	(10,000)																													(10,000)
Net loss	(4,101,000)																									(4,101,000)
Net income (loss) attributable to ordinary shares	(4,246,000)											(868)																	(868)
Ending Balance at Jun. 30, 2020	(8,438,000)	$ 109,492,000	$ 50,047,000	$ 3,309,000	$ 3,398,000							15,638	$ 0	$ 2,000							$ 86,000		5,893,000		23,000	(180,562,000)			(9,362)	(101,000)		$ 0
Ending Balance (in shares) at Jun. 30, 2020		40,499,299	18,586,623	7,906,980	7,822,681									20,000,000							85,564,605
Beginning Balance at Dec. 31, 2020	(19,665,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(75,008,590)	$ 0	$ 1,125	5,000,004	(80,008,594)					$ 86,000		6,833,000		0	(412,383,000)			(75,009,715)	296,000		$ 0
Beginning Balance (in Shares) at Dec. 31, 2020		40,499,299	18,586,623	7,906,980	7,822,681								0	11,250,000							85,564,605											0
Net income (loss) attributable to ordinary shares												28,331,159																	28,331,159
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value												(6,763)																	(6,763)
Ending Balance at Mar. 31, 2021	(24,855,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(46,684,194)	$ 0	$ 1,125							$ 86,000		7,335,000			(418,109,000)			(46,685,319)	330,000		$ 0
Ending Balance (in shares) at Mar. 31, 2021		40,499,299	18,586,623	7,906,980	7,822,681									11,250,000							85,564,605
Beginning Balance at Dec. 31, 2020	(19,665,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(75,008,590)	$ 0	$ 1,125	$ 5,000,004	$ (80,008,594)					$ 86,000		6,833,000		$ 0	(412,383,000)			(75,009,715)	296,000		$ 0
Beginning Balance (in Shares) at Dec. 31, 2020		40,499,299	18,586,623	7,906,980	7,822,681								0	11,250,000							85,564,605											0
Stock-based compensation	1,004,000																						1,004,000
Foreign currency translation	50,000																													50,000
Net loss	(6,062,000)																									(6,062,000)
Net income (loss) attributable to ordinary shares	(6,352,000)											19,145,017	$ 15,316,014	$ 3,829,003
Ending Balance at Jun. 30, 2021	(24,673,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(55,877,175)	0	$ 1,125							$ 86,000		7,837,000			(418,445,000)			(55,878,300)	346,000		$ 0
Ending Balance (in shares) at Jun. 30, 2021		40,499,299	18,586,623	7,906,980	7,822,681									11,250,000							85,564,605
Beginning Balance at Mar. 31, 2021	(24,855,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							(46,684,194)	0	$ 1,125							$ 86,000		7,335,000			(418,109,000)			(46,685,319)	330,000		0
Beginning Balance (in Shares) at Mar. 31, 2021		40,499,299	18,586,623	7,906,980	7,822,681									11,250,000							85,564,605
Stock-based compensation	502,000																						502,000
Foreign currency translation	16,000																													16,000
Net loss	(336,000)																									(336,000)
Net income (loss) attributable to ordinary shares	(481,000)											(9,186,142)	(7,348,914)	$ (1,837,228)															(9,186,142)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value												(6,839)																	(6,839)
Ending Balance at Jun. 30, 2021	$ (24,673,000)	$ 259,638,000	$ 119,158,000	$ 3,309,000	$ 3,398,000							$ (55,877,175)	$ 0	$ 1,125							$ 86,000		$ 7,837,000			$ (418,445,000)			$ (55,878,300)	$ 346,000		$ 0
Ending Balance (in shares) at Jun. 30, 2021		40,499,299	18,586,623	7,906,980	7,822,681									11,250,000							85,564,605